The following default rates, determined based on historical default rates based on the aging of trade receivables, are used to calculate the expected credit loss provision on trade receivables as of December 31, 2022: (Details) - CAD ($)
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivables	$ 31,894,090	$ 30,034,661
Expected credit loss provision	$ 300,735
Not past due status [member]
IfrsStatementLineItems [Line Items]
Default rates	0.49%
Trade receivables	$ 26,077,091
Expected credit loss provision	$ 129,060
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Default rates	1.07%
Trade receivables	$ 1,455,672
Expected credit loss provision	$ 15,504
Later than two month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Default rates	1.94%
Trade receivables	$ 1,803,214
Expected credit loss provision	$ 34,998
Later than three month and not later than four months [member]
IfrsStatementLineItems [Line Items]
Default rates	4.74%
Trade receivables	$ 2,558,113
Expected credit loss provision	$ 121,173